Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

		Switching
		Transmission,		Multi-		Office
		power,		channel		equipment,
		Cellular,		equipment		computers
	Land and	And satellite	Network	and	Subscriber	and
	buildings	equipment	equipment	infrastructure	equipment	vehicles	Total
	NIS	NIS	NIS	NIS	NIS	NIS	NIS
Cost
Balance as at January 1, 2016	1,061	5,000	5,505	867	1,203	941	14,577
Additions	27	457	247	180	265	73	1,249
Disposals	(37)	-	(12)	(11)	(4)	(11)	(75)
Balance as at December 31, 2016	1,051	5,457	5,740	1,036	1,464	1,003	15,751

Balance as at January 1, 2017	1,051	5,457	5,740	1,036	1,464	1,003	15,751
Additions	34	408	228	165	278	75	1,188
Disposals	(81)	-	-	(1)	(4)	(2)	(88)
Balance as at December 31, 2017	1,004	5,865	5,968	1,200	1,738	1,076	16,851

Depreciation and impairment losses
Balance as at January 1, 2016	350	2,951	2,486	143	770	664	7,364
Depreciation for the year	64	521	250	236	183	83	1,337
Disposals	(12)	-	-	(10)	-	-	(22)
Balance as at December 31, 2016	402	3,472	2,736	369	953	747	8,679

Balance as at January 1, 2017	402	3,472	2,736	369	953	747	8,679
Depreciation for the year	53	481	204	222	187	85	1,232
Balance as at December 31, 2017	455	3,953	2,940	591	1,140	832	9,911

Carrying amounts
As at January 1, 2016	711	2,049	3,019	724	433	277	7,213
As at December 31, 2016	649	1,985	3,004	667	511	256	7,072
As at December 31, 2017	549	1,912	3,028	609	598	244	6,940